Principal Activities and Organization	12 Months Ended
Dec. 31, 2013
Principal Activities and Organization
Principal Activities and Organization

1.                                 Principal Activities and Organization

a)                                 Principal activities

Jiayuan.com International Ltd. (“Jiayuan”, or the “Company”), through its subsidiaries, its variable interest entities (“VIEs”), and VIE’s subsidiary (collectively, the “Group”), is principally engaged in operating online dating services in the People’s Republic of China (the “PRC” or “China”) through its online dating platforms which can be accessed through the jiayuan.com, izhenxin.com, juedui100.com, imdali.com and qiuai.com websites, wireless application protocol (“WAP”) browsers and wireless applications. The Group also hosts events and performs personalized matchmaking services to help individuals find suitable partners.

b)                                 Organization

The Company was incorporated in the Cayman Islands on September 29, 2010.

Prior to February 2007, the Group’s business was operated through its PRC domestic company, Shanghai Huaqianshu Information Technology Co., Ltd. (“Shanghai HQS”), which was directly or indirectly, owned or controlled by Ms. Haiyan Gong, Mr. Yongqiang Qian, Mr. Xu Liu, and Ms. Jing Yang (the “Founding Shareholders”).

In February 2007, the Founding Shareholders undertook a reorganization (the “Reorganization”) and established Harper Capital Inc., an investment holding company under the laws of the British Virgin Islands (the “BVI Company”). Subsequently, in May 2007, the BVI Company established Miyuan (Shanghai) Information Technology Co., Ltd. (“Shanghai Miyuan”) as a wholly-owned foreign enterprise in the PRC. The Reorganization was necessary to comply with PRC laws and regulations which prohibit or restrict foreign ownership of companies that provide Internet content services in the PRC where licenses are required.

By entering into a series of agreements among the Founding Shareholders, Shanghai HQS, Beijing Huaqianshu Information Technology Co., Ltd. (“Beijing HQS”), Beijing Shiji Xique Information Technology Co., Ltd. (“Xique”), and Shanghai Miyuan  Shanghai HQS, Beijing HQS and Xique became variable interest entities (“VIEs”) of Shanghai Miyuan and consequently, Shanghai Miyuan became the primary beneficiary of Shanghai HQS, Beijing HQS and Xique (see Note 2).

On May 16, 2011, the Company completed an initial public offering (“IPO”) of 6,700,000 American depositary shares (“ADSs”), representing 10,050,000 ordinary shares, in the NASDAQ Global Select Market. The net proceeds received by the Company from the IPO, after deducting commissions and offering expenses, amounted to approximately US$65,243. Upon the completion of the IPO, all of the Company’s then outstanding Series A redeemable convertible preferred shares (“Series A Preferred Shares”) were converted into the same number of ordinary shares.

On August 13, 2012, Beijing Miyuan Information Technology Co. Ltd. (Beijing Miyuan) entered into a series of contractual arrangements with Beijing Aizhenxin Information Technology Co., Ltd. (“Beijing Aizhenxi “), an entity incorporated in the PRC, and its shareholders to acquire effective control over Beijing Aizhenxin. As a result, Beijing Aizhenxin became a VIE of Beijing Miyuan. Beijing Miyuan became the primary beneficiary of Beijing Aizhenxin (see Note 2).

As of December 31, 2013, the Company’s subsidiaries, VIEs and VIE’s subsidiary included the following entities:

Name	Date of incorporation or establishment	Place of incorporation or establishment /operations	Percentage of direct or indirect economic ownership	Principal activities

Subsidiaries
Harper Capital Inc. (“BVI Company”)	February 6, 2007	British Virgin Islands	100%	Investment holding

Miyuan (Shanghai) Information Technology Co., Ltd. (“Shanghai Miyuan”)	April 27, 2007	PRC	100%	Investment holding and consulting services

Jiayuan Hong Kong Corporation Limited (“Jiayuan Hong Kong”)	October 5, 2010	Hong Kong	100%	Investment holding and overseas online dating services

Beijing Miyuan Information Technology Co., Ltd. (“Beijing Miyuan”)	January 26, 2011	PRC	100%	Investment holding and consulting services

Variable interest entities (“VIEs”)
Shanghai Huaqianshu Information Technology Co., Ltd. (“Shanghai HQS”)	April 6, 2004	PRC	100%	Online dating services

Beijing Huaqianshu Information Technology Co., Ltd. (“Beijing HQS”)	November 26, 2010	PRC	100%	Online dating services

Beijing Shiji Xique Information Technology Co., Ltd. (“Xique”)	November 26, 2010	PRC	100%	Online wedding planning services

Beijing Aizhenxin Information Technology Co., Ltd. (“Beijing Aizhenxin”)	August 13, 2012	PRC	100%	Online dating services

VIE’s subsidiary
Shiji Jiayuan Matchmaking Services Center (“Jiayuan Shanghai Center”)	December 3, 2010	PRC	100%	Events and matchmaking services